Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,803,000
Previously Paid Amount	0.00
Total Fee Amount	663.29
Total Offset Amount	0.00
Net Fee	663.29
Narrative - Max Aggregate Offering Price	$ 4,803,000
Final Prospectus	true